Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstact]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The interim unaudited condensed consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The unaudited condensed consolidated balance sheet as of September 30, 2025   and the unaudited condensed consolidated statements of operations and comprehensive (loss) income for the six months ended September 30, 2025 and 2024   have been prepared pursuant to the rules and regulations of the SEC and pursuant to Regulation S-X. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with U.S. GAAP, have been omitted pursuant to those rules and regulations. The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the notes thereto, included in the Form 20-F for the fiscal year ended March 31, 2025, which was filed with the SEC on August 13, 2025.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended March 31, 2025. The results of operations for the six months ended September 30, 2025 and 2024 are not necessarily indicative of the results for the full years.

The unaudited condensed consolidated financial statements include the financial statements of the parent company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U. S. (“U.S. GAAP”) requires the use of estimates and assumptions that affect both the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Receivables from broker-dealers and clearing organizations

Receivables from broker-dealers and clearing organizations

Receivables arise from the business of dealing in futures or investment securities. Broker-dealers will require balances to be placed with them in order to cover the positions taken by its customers. Clearing organization receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days. The balance of receivables from broker-dealers and clearing organizations represents such receivables related to the Company’s customer trading activities and proprietary trading activities.

As of September 30, 2025 and March 31, 2025, receivables from broker-dealers and clearing organizations consisted of the following:

	As of
	September 30, 2025	March 31, 2025
Receivables from broker-dealers and clearing organizations for futures customer accounts	$18,787,261	$9,010,040
Receivables from broker-dealers and clearing organizations for securities customer accounts	1,697,398	251,759
Receivables from broker-dealers and clearing organizations for securities proprietary trading	172,553	2,761,760
	$20,657,212	$12,023,559

Receivables from customers

Receivables from customers

Receivables from customers include the trading solution services fees and other amounts due from customers once the transactions have been executed and completed. Receivables from customers are recorded net of allowance for expected credit losses. Revenues earned from the futures brokerage service are included in futures brokerage commission, and revenues earned from trading solution services are included in trading solution services income. The amounts receivable from customers that are determined by management to be uncollectible are recorded as expected credit losses in the unaudited condensed consolidated statements of operations. For the six months ended September 30, 2025 and 2024, the Company did not provide allowance for expected credit losses against receivables from customers.

As of September 30, 2025 and March 31, 2025, the Company had allowance for expected credit losses against receivables from customers of $2,590,291 and $2,590,291, respectively.

Revenue Recognition

Revenue Recognition

a)	Revenue from Contracts with Customers

ASC 606, Revenue from Contracts with Customers (“ASC 606”) establishes principles for reporting information about the nature, amount, timing and uncertainty of revenues and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Company satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

The Company identified each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year, which needs to be recognized as assets.

Futures brokerage commissions

The Company earns fees and commissions from futures brokerage services based on a fixed rate for each transaction, all of which are under the consolidated accounts where the customer information is not disclosed to the third-party brokers. When a customer executes a futures transaction through the Company’s platform, futures brokerage commission is recognized upon the completion of this transaction. Only a single performance obligation is identified for each futures trading transaction, and the performance obligation is satisfied on the trade date because that is when the underlying financial instrument is identified, the pricing of brokerage services is agreed upon and the promised services are delivered to customers. All of the Company’s revenues from contracts with customers are recognized at a point in time. The futures brokerage service cannot be cancelled once it has been executed and is not refundable, so returns and allowances are not applicable. Commissions are charged for each customer trade order executed and cleared by the third-party brokers. The Company recognizes revenue on a gross basis as the Company is determined to be the primary obligor in fulfilling the trade order initiated by the customer. The Company may offer volume rebate as a trading incentive to certain customers. The Company will review the customer’s transaction volume monthly and provide volume rebates on the commission charged to specific customers with large volume transactions. The volume rebate offered to such customers is accounted for as a variable consideration and determined based on the most-likely amount method, which is recognized as a reduction of revenues. For the six months ended September 30, 2025 and 2024, the Company did not offer volume rebates, as no customer achieved the transaction volume threshold required for eligibility.

Trading solution services fees

The Company provides trading solution services to customers (e.g. individuals, proprietary trading companies or brokerage companies) for their trading on derivatives, equity, CFD and other financial products, through both internally and externally developed proprietary investment management software. The Company’s trading solution provides a variety of functions suitable for front-end transaction executions to back-office settlement operations. The Company implements the initial installation of such software for each customer and provides hosting services for a period of time, generally two years, as agreed in the contracts. The initial installation is considered as a set-up activity, rather than a promised service to customers, which provides no incremental benefit to customers beyond permitting the access and use of the hosted application. The Company identifies a single performance obligation from its contracts with customers. The Company charges each customer a fixed amount of initial installation fee and the monthly service fee based on a fixed rate for each transaction executed on the platform with a minimum monthly fee required. The Company recognizes the trading solution services as satisfied over time.

Other service revenues

The Company also provides other financial services, including securities brokerage and currency exchange services, and earns securities brokerage commissions and other revenues, which are recognized when the service is rendered according to the relevant contracts. The Company may offer volume rebate as a trading incentive to certain customers. The Company will review the customer’s transaction volume monthly and provide volume rebates on the securities brokerage charged to customers. The volume rebate offered to customers is accounted for as a variable consideration and determined based on the most-likely amount method, which is recognized as a reduction of revenues.

For the six months ended September 30, 2025 and 2024, other revenues accounted for 5.1% and 2.1%, respectively, of total revenues from contracts with customers.

Sources of revenue

The Company has one revenue generating reportable geographic segment under ASC Topic 280 “Segment Reporting” and derives its revenues primarily from its futures brokerage service. The following table presents revenues from contracts with customers, in accordance with ASC Topic 606, by major source:

	For the Six Months Ended September 30,
	2025	2024
Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$121,426	$109,127
Commission on futures broking from overseas Exchanges	1,147,617	859,086
	1,269,043	968,213
Trading solution service revenues	260,000	429,215
Other service revenues	146,079	38,534
	$1,675,122	$1,435,962
b)	Trading gains, interest income and other

Trading gains and losses, interest income from loan business and other interest income fall within the scope of ASC Topic 825, Financial Instruments, which is excluded from the scope of ASC Topic 606. Trading gains and losses mainly consist of realized and unrealized gains and losses from the (1) investment in OTC derivative business, (2) US common stocks, which are included in Securities owned, at fair value, and (3) foreign exchange forward purchased on the investment accounts in JP Morgan. Regarding the investment in OTC derivative business, the Company subscribed for 50% of the structured note portfolio. According to the agreements among the Company and other holders of structured notes, company gains and losses mainly from (i) in the event the portfolio makes gains and declares distribution of dividends from the portfolio, the Company is entitled to 20% of dividends, (ii) in the event the portfolio suffers losses, the other 50% holders of structured notes shall bear the losses until the net assets of the portfolio reached 55% of total subscription amount, and (iii) in the event the net assets of portfolio is below 55% of subscription amount, the portfolio is terminated.

The Company launched the loan business in 2024. For the six months ended September 30, 2025 and 2024, the Company provided the loan business to third party customers. The business was approved by Hong Kong Licensing Court under the Money Lenders Ordinance. The Company disbursed loans to customers for a fixed period and charged interests from the customers. The principal and interest are repayable upon the maturity of the loans. Interest and other income primarily consist of interest earned on bank deposits.

Translation of foreign currencies

Translation of foreign currencies

The functional currency is the U.S. dollar for the Company’s Cayman Islands operations, Hong Kong dollar for Hong Kong subsidiaries’ operations, Australian dollar for the Australian subsidiary’s operation and Singapore dollar for Singapore subsidiaries’ operations. The Company’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income. The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	As of
	September 30, 2025	March 31, 2025
HKD exchange rate for balance sheet items, except for equity accounts	7.7809	7.7799
AUD exchange rate for balance sheet items, except for equity accounts	1.5119	1.6036
SGD exchange rate for balance sheet items, except for equity accounts	1.2903	1.3445
	For the Six Months Ended September 30,
	2025	2024
HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8119	7.8084
AUD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.5442	1.5051
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.2921	1.3362

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy are described below:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets included (i) money market funds which were included in cash and cash equivalents, (ii) US treasury notes which were recorded in the account of available-for-sale investment and (iii) securities owned, at fair value.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments. As of September 30, 2025 and for the six months ended September 30, 2025, foreign currency forward contracts were categorized in Level 2 of the fair value hierarchy.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value. Warrants were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 11).

As of September 30, 2025 and March 31, 2025, financial instruments of the Company comprised primarily current assets and current liabilities including cash and cash equivalents, restricted cash, loans receivable due from both third parties and related parties, receivables from customers, receivables from broker-dealers and clearing organizations, securities owned, at fair value, payables to customers and payables to holders of structured notes. The carrying amount of cash and cash equivalents, restricted cash, loans receivable due from both third parties and related parties, receivables from customers, receivables from broker-dealers and clearing organizations, payables to customers and payables to holders of structured notes approximate their fair values because of the short-term nature of these instruments. Securities owned, at fair value as of September 30, 2025 and March 31, 2025, mainly consist of common stock investments and are based upon quoted market price.

The fair value of foreign currency forward contracts is determined using valuation models commonly used by market participants and is based on observable forward foreign exchange rates and interest rate yield curves.

Concentration

Concentration

For the six months ended September 30, 2025, two customers accounted for approximately 17% and 14% of the total revenue, respectively. For the six months ended September 30, 2024, one customer accounted for approximately 35% of total revenue.

For the six months ended September 30, 2025, two brokers accounted for 91% and 7% of the total commission expenses, respectively. For the six months ended September 30, 2024, two brokers accounted for approximately 81% and 16% of the total commission expenses.

As of September 30, 2025, the payable balance due to two customers accounted for approximately 49% and 26% of the total balance of payable to customers, respectively. As of March 31, 2025, the payable balance due to 3 customers accounted for approximately 37%, 27% and 17% of the total balance of payable to customers, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted the ASU 2024-02 on April 1, 2025 and assessed that the adoption had no material impact on the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company adopted the ASU 2023-09 on April 1, 2025 and assessed that the adoption had no material impact on the consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows.